INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Federal
Current			$ 170,647	$ 208,612
Deferred			(99,629)	0
State and Local
Current			39,818	0
Deferred			(23,247)	0
Change in valuation allowance		$ 0	122,876	0
Income tax provision	$ 152,069	$ 208,612	$ 210,465	$ 208,612